Material accounting policies - Schedule of Consolidated Companies (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
In Brazil | Banco Itaú Consignado S.A.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	100.00%	100.00%
Interest in total capital %	100.00%	100.00%
In Brazil | Banco Itaucard S.A.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	100.00%	100.00%
Interest in total capital %	100.00%	100.00%
In Brazil | Cia. Itaú de Capitalização
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	100.00%	100.00%
Interest in total capital %	100.00%	100.00%
In Brazil | Dibens Leasing S.A. - Arrendamento Mercantil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	100.00%	100.00%
Interest in total capital %	100.00%	100.00%
In Brazil | Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	53.88%	50.00%
Interest in total capital %	53.88%	50.00%
In Brazil | Hipercard Banco Múltiplo S.A.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	0.00%	100.00%
Interest in total capital %	0.00%	100.00%
In Brazil | Itaú Corretora de Valores S.A.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	100.00%	100.00%
Interest in total capital %	100.00%	100.00%
In Brazil | Itaú Seguros S.A.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	100.00%	100.00%
Interest in total capital %	100.00%	100.00%
In Brazil | Itaú Unibanco S.A.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	100.00%	100.00%
Interest in total capital %	100.00%	100.00%
In Brazil | Itaú Vida e Previdência S.A.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	100.00%	100.00%
Interest in total capital %	100.00%	100.00%
In Brazil | Luizacred S.A. Sociedade de Crédito, Financiamento e Investimento
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	50.00%	50.00%
Interest in total capital %	50.00%	50.00%
In Brazil | Redecard Instituição de Pagamento S.A.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	100.00%	100.00%
Interest in total capital %	100.00%	100.00%
Foreign | Banco Itaú Chile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	67.42%	67.42%
Interest in total capital %	67.42%	67.42%
Foreign | Banco Itaú Paraguay S.A.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	100.00%	100.00%
Interest in total capital %	100.00%	100.00%
Foreign | Banco Itaú (Suisse) S.A.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	100.00%	100.00%
Interest in total capital %	100.00%	100.00%
Foreign | Banco Itaú Uruguay S.A.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	100.00%	100.00%
Interest in total capital %	100.00%	100.00%
Foreign | Itau Bank, Ltd.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	100.00%	100.00%
Interest in total capital %	100.00%	100.00%
Foreign | Itau BBA International plc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	100.00%	100.00%
Interest in total capital %	100.00%	100.00%
Foreign | Itau BBA USA Securities Inc.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	100.00%	100.00%
Interest in total capital %	100.00%	100.00%
Foreign | Itaú Colombia S.A.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in voting capital %	67.06%	67.06%
Interest in total capital %	67.06%	67.06%